Finance Leases Receivable - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease maturity term	10 years
Weighted average interest rate implicit	8.60%	9.40%
Selling profit (loss) on finance leases	$ 18,000	$ 18,000
Income relating to variable lease payments	30,000	15,000
Cash received in respect of finance lease payments	80,000	34,000
Derecognition of finance lease receivables	$ 33,353	$ 0